UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-9575

MEEHAN MUTUAL FUNDS, INC.
________________________________________________
(Exact name of Registrant as Specified in Charter)

7250 Woodmont Avenue
Suite 315
Bethesda, MD  20814
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: 1-866-884-5968

THOMAS P. MEEHAN, PRESIDENT
7250 Woodmont Avenue
Suite 315
Bethesda, MD 20814
(Name and Address of Agent for Service)

Copy to:
ROBERT J. ZUTZ, ESQ.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS

Meehan Focus Fund
Schedule of Investments (Unaudited)
January 31, 2016

	Share	Market	Pct.
Security	Quantity	Value ($)	Assets

COMMON STOCK

Consumer Discretionary
Kohls Corp	24000	1,194,000	2.3
Lowe's Companies Inc.	50000	3,583,000	7.0
Time Warner Inc.	8000	563,520	1.1
Total Consumer Discretionary		5,340,520	10.4

Consumer Staples
Nestle SA ADR	12500	921,750	1.8
Total Consumer Staples		921,750	1.8

Energy
ExxonMobil Corp.	11353	883,831	1.7
Total Energy		883,831	1.7

Financials
American Express Co.	19500	1,043,250	2.0
American Intl Group Inc.	35000	1,976,800	3.9
Berkshire Hathaway Inc. - B *	20750	2,692,728	5.2
Blackrock Inc	1500	471,390	0.9
Capital One Financial	30000	1,968,600	3.8
PNC Financial Services Group	25000	2,166,250	4.2
Total Financials		10,319,018	20.0

Health Care
Anthem Inc.	10000	1,304,900	2.5
Express Scripts Hldg Co. *	30000	2,156,100	4.2
Gilead Sciences Inc.	21000	1,743,000	3.4
Johnson & Johnson	7000	731,080	1.4
Novartis AG ADR	22000	1,715,340	3.3
Sanofi ADR	45000	1,873,800	3.6
Total Health Care		9,524,220	18.4

Industrials
3M Co.	8000	1,208,000	2.3
Chicago Bridge & Iron	35000	1,358,700	2.7
Emerson Electric Co.	19500	896,610	1.8
General Electric Co.	85000	2,473,500	4.8
Johnson Controls Inc.	53000	1,901,110	3.7
United Parcel Service - B	9000	838,800	1.6
United Rentals Inc.	17000	814,470	1.6
Total Industrials		9,491,190	18.5

Information Technology
Alphabet Inc. Cl A *	1600	1,218,160	2.4
Alphabet Inc. Cl C *	2003	1,488,129	2.9
Apple Computer Inc.	21700	2,112,278	4.1
Automatic Data Processing	11500	955,535	1.9
Cisco Systems Inc.	50000	1,189,500	2.3
Microsoft Corp.	55000	3,029,950	5.9
Total Information Technology		9,993,552	19.5

Materials
Compass Minerals International	12000	898,200	1.8
Eastman Chemical Co.	8000	489,680	1.0
Horsehead Holding Corp. *	100000	25,750	0.1
Methanex Corp.	26090	691,907	1.4
Total Materials		2,105,537	4.3

TOTAL COMMON STOCK (Cost $34,351,182)		48,579,618	94.6

Exchange Traded Funds
WisdomTree Europe Hedged Equity Fund	32,500	1,689,675	3.3
Total Exchange Traded Funds (Cost $1,954,910)		1,689,675	3.3

Cash and Short-Term Investments
First Western Bank Collective Asset	1070147	1,070,147	2.1
Cash		0	0.0
Total Cash and Short-Term Investments		1,070,147	2.1

Total investments (Cost $37,376,239)		51,339,440	100.0
Other Assets Less Liabilities		(8,605)	0.0

TOTAL NET ASSETS		51,330,835	100.0

* Non-income producing investments

At January 31, 2016, unrealized appreciation of investments for tax purposes was as follows:

Appreciation	$16,657,582
Depreciation	(2,694,380)

Net appreciation on investments	$13,963,202

At January 31, 2016, the cost of investments for federal income tax purposes was $ 37,376,239.

SECURITIES VALUATION          The Fund's securities are valued under policies approved by, and under general oversight of, the Board of Directors.  The Fund has adopted Statement of Financial Accounting Standards No. 157 which establishes  a single definition of fair value, creates a three-tier hierarchy as a  framework for measuring fair value based on inputs used to value the Fund's  investments, and requires additional disclosure about fair value.

These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Portfolio securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange where they trade.  When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used to value the Fund's net assets as of as of January 31, 2016.

Description	Investments in Securities

Level 1 - Quoted prices	$ 50,266,293

Level 2 - Other significant observable inputs	-

Level 3 - Significant unobservable inputs	-

Total	$ 50,266,293

ITEM 2.  CONTROLS AND PROCEDURES

(a)     Based  on  an  evaluation  of the disclosure controls and procedures (as defined  in  Rule 30a-3(c)  under  the  Investment  Company  Act  of 1940), the President  and  the Treasurer  of Meehan Mutual Funds, Inc. have concluded that such disclosure  controls and procedures are effective as of a date within 90 days of the  filing  date  of  this  Form  N-Q.

(b)     There  was  no  change in the internal controls over financial reporting (as  defined  in  Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Meehan  Mutual  Funds,  Inc. that occurred during the most recent fiscal quarter that  has  materially affected or is reasonably likely to materially affect, its internal  controls  over  financial  reporting.

ITEM 3.  EXHIBITS

(a)     Certifications of the President and the Treasurer of Meehan Mutual Funds, Inc. as required  by  Rule  30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEEHAN MUTUAL FUNDS, INC.

Date: March 30, 2016

/s/ Thomas P. Meehan
Thomas P. Meehan,
President

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 30, 2016

/s/ Thomas P. Meehan
Thomas P. Meehan,
President

Date: March 30, 2016

/s/ Paul P. Meehan
Paul P. Meehan,
Chief Compliance Officer and Treasurer